Decommissioning Provision (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balance - beginning of year	$ 1,834	$ 1,797
Accretion expense	40	40
Change in estimates	30	(3)
Balance - end of year	$ 1,904	$ 1,834